--------------------------------------------------------------------------------
DEAR SHAREHOLDER:



--------------------------------------------------------------------------------

We appreciate your decision to invest in Kemper Funds. The following pages include the annual report and the financial highlights for the period ended April 30, 1999 of two classes of Cash Account Trust Money Market Portfolio:

- Kemper's Retail Money Market Shares
- Kemper's Institutional Money Market Shares

During the past year, the portfolio registered solid performance and achieved its objective of providing maximum current income while maintaining the stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The U.S. economy continued to grow, as low inflation and low unemployment figures boosted consumer confidence. Meanwhile, the international uncertainty that caused the Federal Reserve Board to ease interest rates three times in late 1998 appears to have subsided, as Europe, Asia and Brazil showed signs of rebounding. These factors helped build the expectation that the Gross Domestic Product should remain strong with growth continuing above 3% in the second quarter of 1999. Even with this good news, the Fed has maintained a "wait and see" strategy with regard to tightening interest rates, although there have been recent indications that this approach may change.

Considering this information, we plan to take a relatively neutral approach to the portfolio's average maturity. We also may look for attractive opportunities to extend maturities and enhance performance because we do not anticipate significant upward pressures on interest rates. The portfolios should continue to offer attractive yield potential with a high degree of stability, and continue to be an excellent place for you to invest.

Thank you again for your investment. We look forward to serving your investment needs for years to come.

/S/ FRANK J. RACHWALSKI
Frank J. Rachwalski
Vice President and Lead Portfolio Manager
June 15, 1999

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Cash Account Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS
For the period from inception on January 22, 1999 to April 30, 1999

                             NET ANNUALIZED YIELD
                             --------------------
Kemper's Institutional
  Money Market Shares               4.78%
Kemper's Retail Money
  Market Shares                     4.38%

NOTES
The net yield is the sum of the daily dividend rates for the period, then annualized. Yields are historical, may fluctuate, and do not guarantee future performance.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

Corporate Obligations                                Value
BANKING--5.7%
----------------------------------------------------------
Bank of Nova Scotia
  4.91%, 5/3/99                                 $   50,000
----------------------------------------------------------
Banque Nationale de Paris
  4.91%, 6/22/99                                     9,929
----------------------------------------------------------
Dresdner US Finance, Inc.
  4.87% - 4.88%, 6/11/99 - 6/18/99                  38,762
----------------------------------------------------------
Merita N.A., Inc.
  4.87% - 4.89%, 7/13/99 - 7/19/99                  34,648
----------------------------------------------------------
Nordebanken N.A., Inc.
  4.90%, 5/17/99                                    24,946
----------------------------------------------------------
(a)Wells Fargo & Co.
  4.88%, 6/29/99                                    31,979
----------------------------------------------------------
                                                   190,264

BUSINESS LOANS--22.3%
----------------------------------------------------------
Asset Portfolio Funding Corp.
  4.89%, 5/12/99                                    24,963
----------------------------------------------------------
Asset Securitization Cooperative Corp.
  4.90%, 5/14/99 - 6/1/99                           39,893
----------------------------------------------------------
Clipper Receivables Corp.
  4.87%, 6/16/99                                    39,238
----------------------------------------------------------
Corporate Asset Funding
  4.86%, 7/8/99                                     30,322
----------------------------------------------------------
Corporate Receivables Corp.
  4.86% - 4.90%, 5/17/99 - 6/22/99                  59,737
----------------------------------------------------------
Delaware Funding Corp.
  4.81%, 5/21/99                                    34,907
----------------------------------------------------------
Fairway Finance Corp.
  4.97%, 5/17/99                                    19,956
----------------------------------------------------------
Falcon Asset Securitization Corp.
  4.86% - 4.91%, 5/14/99 - 6/14/99                  44,817
----------------------------------------------------------
International Securitization Corp.
  4.85%, 6/24/99                                    19,856
----------------------------------------------------------
Intrepid Funding Corp.
  4.85% - 4.93%, 5/20/99 - 9/20/99                  34,745
----------------------------------------------------------
Lexington Parker Capital Co.
  4.86%, 6/14/99                                    39,765
----------------------------------------------------------
Mont Blanc Capital Corp.
  4.85%, 6/7/99                                     24,876
----------------------------------------------------------
Monte Rosa Capital Corp.
  4.90% - 4.91%, 5/7/99 - 5/27/99               $   49,865
----------------------------------------------------------
Old Line Funding Corp.
  4.88%, 5/17/99                                    23,948
----------------------------------------------------------
Preferred Receivables Funding Corp.
  4.84% - 4.87%, 5/17/99 - 6/9/99                   41,386
----------------------------------------------------------
Quincy Capital Corp.
  4.90%, 5/7/99                                     24,980
----------------------------------------------------------
Sheffield Receivables Corp.
  4.86%, 5/26/99                                    24,916
----------------------------------------------------------
Special Purpose Accounts Receivable
  Cooperative Corp.
  4.91%, 5/13/99                                    34,943
----------------------------------------------------------
Thunder Bay Funding, Inc.
  4.88%, 7/1/99                                     19,836
----------------------------------------------------------
Variable Funding Capital Corp.
  4.86% - 4.88%, 5/6/99 - 5/12/99                   34,968
----------------------------------------------------------
WCP Funding, Inc.
  4.88% - 4.90%, 5/19/99 - 7/12/99                  53,957
----------------------------------------------------------
Wood Street Funding Corp.
  4.89%, 7/23/99                                    24,419
----------------------------------------------------------
                                                   746,293

CAPITAL AND EQUIPMENT LENDING--3.6%
----------------------------------------------------------
Ace Overseas Corp.
  4.89%, 5/12/99                                    19,970
----------------------------------------------------------
(a)American Honda Finance Corp.
  4.89%, 5/26/99                                    10,000
----------------------------------------------------------
(a)Caterpillar Financial Services Corp.
  5.00%, 5/11/99 - 6/10/99                          25,003
----------------------------------------------------------
Fountain Square Commercial Funding Corp.
  4.95%, 5/3/99                                     35,985
----------------------------------------------------------
IBM Credit Corp.
  5.13%, 3/22/00                                     9,996
----------------------------------------------------------
(a)John Deere Capital Corp.
  4.90%, 5/3/99                                     19,991
----------------------------------------------------------
                                                   120,945

CAPTIVE BUSINESS LENDING--5.6%
----------------------------------------------------------
British Gas Capital, Inc.
  4.84%, 5/19/99                                    19,952
----------------------------------------------------------

                                                                               3
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
California Pollution Control Financing
  Authority
  4.85%, 5/12/99                                $   20,000
----------------------------------------------------------
(a)(b)Capital One Funding Corp.
  4.89%, 5/6/99                                      8,135
----------------------------------------------------------
Duke Capital Corp.
  4.85%, 6/9/99                                     29,843
----------------------------------------------------------
Pemex Capital, Inc.
  4.91%, 6/21/99 - 7/7/99                           29,772
----------------------------------------------------------
Petrobras Finance Corp.
  4.91%, 6/30/99                                    29,758
----------------------------------------------------------
Prudential Funding Corp.
  4.90%, 5/18/99                                    49,886
----------------------------------------------------------
                                                   187,346
CONSUMER LENDING--4.2%
----------------------------------------------------------
(a)Avco Financial Services, Inc.
  5.04%, 5/17/99                                    10,000
----------------------------------------------------------
(a)Countrywide Home Loans
  4.97% - 5.22%, 7/25/99 - 7/26/99                  22,000
----------------------------------------------------------
(b)GMAC Mortgage Corporation of Pennsylvania
  5.01%, 5/4/99                                     29,988
----------------------------------------------------------
Household International, Inc.
  4.87%, 6/2/99                                     14,936
----------------------------------------------------------
J.C. Penney Funding Corp.
  5.01%, 6/14/99                                    24,849
----------------------------------------------------------
Transamerica Finance Corp.
  4.91%, 5/24/99                                    24,923
(a)  5.25%, 7/22/99                                 15,000
----------------------------------------------------------
                                                   141,696
CONSUMER PRODUCTS AND SERVICES--2.6%
----------------------------------------------------------
Coca-Cola Enterprises, Inc.
  4.87% - 4.91%, 5/14/99 - 6/18/99                  32,858
----------------------------------------------------------
Eastman Kodak Co.
  4.89%, 5/20/99                                    24,936
----------------------------------------------------------
Fortune Brands, Inc.
  4.84%, 5/3/99                                     27,793
----------------------------------------------------------
                                                    85,587

DIVERSIFIED FINANCE--12.2%
----------------------------------------------------------
Alpine Securitization Corp.
  4.86%, 6/10/99                                $   29,839
----------------------------------------------------------
Amsterdam Funding Corp.
  4.91%, 5/21/99                                     9,973
----------------------------------------------------------
Barton Capital Corp.
  4.84% - 4.89%, 6/4/99 - 6/7/99                    54,448
----------------------------------------------------------
CIT Group Holdings, Inc.
(a)  4.84%, 5/3/99                                  14,998
  4.85%, 6/4/99                                     24,887
----------------------------------------------------------
CXC, Inc.
  4.87% - 4.88%, 5/18/99                            24,942
----------------------------------------------------------
Enterprise Capital Funding Corp.
  4.87%, 6/15/99                                    14,910
----------------------------------------------------------
Eureka Securitization, Inc.
  4.88%, 5/28/99                                    19,927
----------------------------------------------------------
General Electric Capital Corp.
  4.87%, 5/10/99                                    14,982
(a)  4.95% - 4.98%, 6/8/99 - 7/12/99                40,000
----------------------------------------------------------
Heller Financial, Inc.
  5.02%, 5/27/99                                     9,964
----------------------------------------------------------
Twin Tower, Inc.
  4.87% - 4.92%, 5/11/99 - 7/21/99                  59,653
----------------------------------------------------------
Windmill Funding Corp.
  4.85% - 4.90%, 5/13/99 - 6/15/99                  64,688
----------------------------------------------------------
Xerox Credit Corp.
  4.85%, 5/11/99                                    24,967
----------------------------------------------------------
                                                   408,178

FINANCIAL SERVICES--6.9%
----------------------------------------------------------
(a)Bear Stearns Cos., Inc.
  4.90% - 5.32%, 5/8/99 - 5/19/99                   20,000
----------------------------------------------------------
(a)CS First Boston, Inc.
  4.86%, 5/3/99                                     22,000
----------------------------------------------------------
(a)Goldman Sachs Group, L.P.
  4.95%, 6/8/99                                     25,000
----------------------------------------------------------
Lehman Brothers Holdings, Inc.
  5.06%, 6/21/99                                    29,788
----------------------------------------------------------
(a)Merrill Lynch & Co., Inc.
  4.91%, 5/21/99                                    20,000
----------------------------------------------------------

                                                                               4
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
Salomon Smith Barney Holdings, Inc.
  4.84%, 5/3/99 - 5/19/99                       $   54,921
----------------------------------------------------------
Sigma Finance
  4.88%, 5/28/99 - 6/15/99                          60,000
----------------------------------------------------------
                                                   231,709

HEALTH CARE--1.8%
----------------------------------------------------------
American Home Products Corp.
  4.89%, 5/4/99                                     24,990
----------------------------------------------------------
Baxter International, Inc.
  4.84% - 4.88%, 5/18/99 - 6/22/99                  34,327
----------------------------------------------------------
                                                    59,317

MANUFACTURING/INDUSTRIAL--1.1%
----------------------------------------------------------
Michelin Tire Corp.
  5.20%, 5/3/99                                     19,994
----------------------------------------------------------
(a)Xerox Capital Europe, PLC
  4.89%, 5/22/99                                    14,998
----------------------------------------------------------
                                                    34,992
MUNICIPAL AND STATE OBLIGATIONS--1.2%
----------------------------------------------------------
Oakland - Alameda County Coliseum, California
  4.90% - 4.91%, 5/3/99 - 5/7/99                    37,350
----------------------------------------------------------
(a)Texas, General Obligation
  4.86%, 5/7/99                                      2,255
----------------------------------------------------------
                                                    39,605

UTILITIES--2.5%
----------------------------------------------------------
AES Hawaii, Inc.
  4.88%, 5/7/99                                     24,980
----------------------------------------------------------
Brazos River Authority, Texas
  4.91% - 4.95%, 5/14/99 - 6/10/99                  30,000
----------------------------------------------------------
GTE Corp.
  4.87%, 6/11/99                                    29,835
----------------------------------------------------------
                                                    84,815

FOREIGN GOVERNMENT--.8%
----------------------------------------------------------
Export Development Corp.
  4.84%, 5/7/99                                 $   24,980
----------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS--70.5%
(average maturity: 32 days)                      2,355,727
----------------------------------------------------------

BANK OBLIGATIONS
CERTIFICATES OF DEPOSIT AND BANK NOTES--U.S. BANKS--9.7%
----------------------------------------------------------
(a)American Express Centurian Bank
  4.89%, 5/24/99                                    10,000
----------------------------------------------------------
(a)American Express Co.
  4.92%, 5/17/99 - 5/18/99                          20,000
----------------------------------------------------------
(a)Bankers Trust Co.
  4.83%, 5/3/99                                     15,000
----------------------------------------------------------
(a)Comerica Bank
  4.90%, 5/17/99                                    24,990
----------------------------------------------------------
(a)First Bank Corp.
  4.99%, 5/17/99                                    15,011
----------------------------------------------------------
(a)First National Bank of Boston
  4.86% - 5.00%, 5/3/99 - 7/7/99                    30,000
----------------------------------------------------------
(a)First Union National Bank
  5.02%, 5/17/99                                    27,000
----------------------------------------------------------
(a)Harris Trust and Savings Bank
  4.91%, 5/3/99                                     44,984
----------------------------------------------------------
(a)Huntington National Bank
  4.96%, 5/5/99                                     24,996
----------------------------------------------------------
(a)J.P. Morgan & Co., Inc.
  4.83%, 5/7/99                                     16,998
----------------------------------------------------------
(a)Key Bank, N.A.
  4.89%, 5/29/99                                    19,996
----------------------------------------------------------
NationsBank, N.A.
  4.88%, 6/4/99                                     25,000
----------------------------------------------------------
(a)Northern Trust Corp.
  4.83%, 5/10/99                                    16,996
----------------------------------------------------------
(a)PNC Bank, N.A.
  5.02%, 5/4/99                                     20,000
----------------------------------------------------------
(a)U.S. Bank, N.A.
  4.91%, 5/20/99                                    14,998
----------------------------------------------------------
                                                   325,969

                                                                               5
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
CERTIFICATES OF DEPOSIT--FOREIGN BANKS--11.6%
----------------------------------------------------------
(a)Abbey National, N.A.
  4.85%, 7/20/99                                $   24,994
----------------------------------------------------------
(a)Bank of Montreal
  4.89%, 6/30/99                                    34,983
----------------------------------------------------------
(a)Bayerische Hypo-Und Vereinsbank AG
  4.85%, 5/19/99                                    89,957
----------------------------------------------------------
(a)Bayerische Landesbank
  4.82%, 5/10/99                                    69,954
----------------------------------------------------------
(a)Commerzbank A.G.
  4.91%, 7/6/99                                     34,987
----------------------------------------------------------
(a)Den Danske Bank
  4.85%, 5/17/99                                    24,989
----------------------------------------------------------
(a)Deutsche Bank Financial Inc.
  4.89%, 5/3/99                                     64,959
----------------------------------------------------------
(a)Royal Bank of Canada
  4.80% - 4.89%, 5/3/99 - 7/1/99                    29,988
----------------------------------------------------------
(a)Svenska Handelsbanken
  4.94%, 5/17/99                                    12,000
----------------------------------------------------------
                                                   386,811
----------------------------------------------------------

TOTAL BANK OBLIGATIONS--21.3%
(average maturity: 22 days)                        712,780
----------------------------------------------------------

(C)REPURCHASE AGREEMENTS
(Dated 3/99 - 4/99, collateralized by Federal
Home Loan Mortgage Corporation and Federal
National Mortgage Association securities)
----------------------------------------------------------
Donaldson, Lufkin & Jenrette, Inc.
(held at Chemical Bank)
  4.94%, 5/3/99                                     40,000
----------------------------------------------------------
Goldman Sachs Group, L.P.
(held at The Bank of New York)
  4.80%, 5/5/99 - 5/6/99                            50,000
----------------------------------------------------------
Salomon Brothers, Inc.
(held at The Bank of New York)
  4.82% - 4.88%, 5/10/99 - 5/14/99              $  100,000
----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--5.7%
(average maturity: 8 days)                         190,000
----------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES
(a)Federal Home Loan Bank
  4.80%, 5/3/99                                      5,997
----------------------------------------------------------
Federal Home Loan Mortgage Corp.
  4.84% - 4.85%, 5/14/99 - 5/18/99                  29,940
----------------------------------------------------------
(a)Federal National Mortgage Association
  4.58%, 5/4/99                                      4,999
----------------------------------------------------------
(a)Student Loan Marketing Association
  4.86%, 5/4/99                                     29,996
----------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY NOTES--2.1%
(average maturity: 9 days)                          70,932
----------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(average maturity: 28 days)                      3,329,439
----------------------------------------------------------

CASH AND OTHER ASSETS,
LESS LIABILITIES--.4%                               14,421
----------------------------------------------------------

NET ASSETS--100%                                $3,343,860
----------------------------------------------------------

See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS

--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at April 30, 1999. The dates shown represent the demand date or the next interest rate change date.

(b) Illiquid securities. At April 30, 1999, the aggregate value of illiquid securities was $38,123,000, which represented 1.1% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities or U.S. Government agency securities. All collateral is held at the fund's custodian bank, State Street Bank, or at subcustodian banks, as indicated. The collateral is monitored daily by the portfolio so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
CASH ACCOUNT TRUST

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Cash Account Trust, the Money Market Portfolio, as of April 30, 1999, and the related statement of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1995. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the money market portfolio of Cash Account Trust at April 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1995, in conformity with generally accepted accounting principles.

                                       ERNST & YOUNG LLP

Chicago, Illinois
June 15, 1999

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999
(in thousands)

--------------------------------------------------------------------------------

                                                                MONEY
                                                                MARKET
                           ASSETS                             PORTFOLIO
------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                       $3,139,439
------------------------------------------------------------------------
  Repurchase agreements                                          190,000
------------------------------------------------------------------------
Cash                                                              32,323
------------------------------------------------------------------------
Receivable for:
  Interest                                                         6,129
------------------------------------------------------------------------
  Fund shares sold                                                    55
------------------------------------------------------------------------
    Total assets                                               3,367,946
------------------------------------------------------------------------

LIABILITIES AND NET ASSETS
------------------------------------------------------------------------
Payable for:
  Dividends                                                        3,173
------------------------------------------------------------------------
  Fund shares redeemed                                            16,913
------------------------------------------------------------------------
  Management fee                                                     845
------------------------------------------------------------------------
  Distribution services fee                                        1,575
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             686
------------------------------------------------------------------------
  Trustees' fees and other                                           894
------------------------------------------------------------------------
    Total liabilities                                             24,086
------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $3,343,860
------------------------------------------------------------------------

THE PRICING OF SHARES
------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Net assets applicable to shares outstanding                       $102
------------------------------------------------------------------------
  Shares outstanding                                                 102
------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00
------------------------------------------------------------------------
PREMIER SHARES:
  Net assets applicable to shares outstanding                       $101
------------------------------------------------------------------------
  Shares outstanding                                                 101
------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00
------------------------------------------------------------------------
RETAIL SHARES:
  Net assets applicable to shares outstanding                       $272
------------------------------------------------------------------------
  Shares outstanding                                                 272
------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00
------------------------------------------------------------------------
SERVICE SHARES:
  Net assets applicable to shares outstanding                 $3,343,385
------------------------------------------------------------------------
  Shares outstanding                                           3,343,385
------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended April 30, 1999
(in thousands)

--------------------------------------------------------------------------------

                                                                MONEY
                                                               MARKET
                                                              ---------
INTEREST INCOME                                               $121,366
-----------------------------------------------------------------------
EXPENSES:
  Management fee                                                 4,086
-----------------------------------------------------------------------
  Distribution services fee                                     13,640
-----------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses         6,230
-----------------------------------------------------------------------
  Registration costs                                               510
-----------------------------------------------------------------------
  Professional fees                                                 41
-----------------------------------------------------------------------
  Reports to shareholders                                          480
-----------------------------------------------------------------------
  Trustees' fees and other                                          31
-----------------------------------------------------------------------
    Total expenses before expense waiver                        25,018
-----------------------------------------------------------------------
  Less expenses waived by the investment manager                (2,233)
-----------------------------------------------------------------------
    Total expenses absorbed by the portfolio                    22,785
-----------------------------------------------------------------------
Net investment income                                           98,581
-----------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Years ended April 30, 1999 and 1998
(in thousands)

--------------------------------------------------------------------------------

                                                                      MONEY MARKET
                                                              ----------PORTFOLIO----------
                                                                  1999              1998
                                                              -----------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
Net investment income                                         $     98,581           61,857
-------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income               (98,581)         (61,857)
-------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and
number of shares are the same):
INSTITUTIONAL SHARES (A):
Shares sold                                                            101               --
-------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                               1               --
-------------------------------------------------------------------------------------------
                                                                       102
Shares redeemed                                                         --               --
-------------------------------------------------------------------------------------------
Net increase from capital share transactions                           102               --
-------------------------------------------------------------------------------------------
PREMIER SHARES (A):
Shares sold                                                            100               --
-------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                               1               --
-------------------------------------------------------------------------------------------
                                                                       101
Shares redeemed                                                         --               --
-------------------------------------------------------------------------------------------
Net increase from capital share transactions                           101               --
-------------------------------------------------------------------------------------------
RETAIL SHARES (A):
Shares sold                                                            270               --
-------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                               3               --
-------------------------------------------------------------------------------------------
                                                                       273
Shares redeemed                                                         (1)              --
-------------------------------------------------------------------------------------------
Net increase from capital share transactions                           272               --
-------------------------------------------------------------------------------------------
SERVICE SHARES:
Shares sold                                                     21,381,309        8,930,862
-------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                          96,946           60,295
-------------------------------------------------------------------------------------------
                                                                21,478,255        8,991,157
Shares redeemed                                                (20,129,927)      (7,581,047)
-------------------------------------------------------------------------------------------
Net increase from capital share transactions                     1,348,328        1,410,110
-------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                     1,348,803        1,410,110
-------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                                1,995,057          584,947
-------------------------------------------------------------------------------------------
End of year                                                   $  3,343,860        1,995,057
-------------------------------------------------------------------------------------------

(a) For the period from January 22, 1999 (commencement of operations) to April 30, 1999.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Account Trust (the fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and the Tax-Exempt Portfolio. Effective January 22, 1999, the Money Market Portfolio was divided into four share classes including Institutional, Premier, Retail, and Service Shares. Shares of the Money Market Portfolio outstanding prior to January 22, 1999, were redesignated as Service Shares. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Money Market Portfolio have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a portfolio are allocated to that portfolio. Other fund expenses are allocated among the portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, the net asset value per share (NAV) is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market Portfolio. The NAV for the Money Market Portfolio is determined separately for each class by dividing the portfolio's net assets attributable to that class by the number of shares of each class outstanding. Each class of the Money Market Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the class.

FEDERAL INCOME TAXES
The portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the portfolio paid no federal income taxes and no federal income tax provision was required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion.

                                                                              12
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

During the year ended April 30, 1999, the portfolio incurred management fees as follows:

                                  MANAGEMENT FEES
                                  ---------------
Money Market Portfolio
  (after expense waiver).....       $3,120,000

DISTRIBUTION AGREEMENT
The fund has a distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the fund pays KDI an annual fee of .60% of average daily net assets for the Money Market Portfolio (applicable to Service Shares only) pursuant to a separate Rule 12b-1 plan for the portfolio. For the year ended April 30, 1999, the portfolio incurred distribution fees as follows:

                                 DISTRIBUTION FEES
                               ----------------------
Money Market Portfolio
  (after expense waiver)......      $12,373,000

ADMINISTRATIVE SERVICES AGREEMENT
The fund has an administrative and shareholder services agreement with KDI. For providing information and administrative services to shareholders, the Retail and Premier Shares of the Money Market Portfolio each pay KDI a fee at an annual rate of up to .25% of average daily net assets. Institutional Shares of the Money Market Portfolio pay KDI a fee at an annual rate of up to .15% of average daily net assets. For the year ended April 30, 1999, the Money Market Portfolio incurred no administrative services fees.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, for the year ended April 30, 1999, KSvC received shareholder services fees as follows:

                              SHAREHOLDER SERVICES FEES
                              -------------------------
Money Market Portfolio.......        $4,860,000

OFFICERS AND TRUSTEES
Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the year ended April 30, 1999, the portfolio made no payments to its officers and incurred trustees' fees to independent trustees as follows:

                                   TRUSTEES' FEES
                               ----------------------
Money Market Portfolio........        $25,000

EXPENSE ABSORPTION
Scudder Kemper has agreed temporarily to limit the portfolio's operating expenses to 1.00% of average daily net assets of the Money Market Portfolio Service Shares. In addition, Scudder Kemper has agreed temporarily to waive and absorb certain operating expenses of the Money Market Portfolio Institutional Shares. For the year ended April 30, 1999, Scudder Kemper absorbed expenses as follows:

                                     EXPENSES
                                    ABSORBED BY
                                      SCUDDER
                                      KEMPER
                                    -----------
Money Market Portfolio............  $2,233,000

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                              January 22, to
       MONEY MARKET PORTFOLIO -- INSTITUTIONAL SHARES         April 30, 1999
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $1.00
----------------------------------------------------------------------------
Net investment income                                                  .01
----------------------------------------------------------------------------
Less dividends declared                                                .01
----------------------------------------------------------------------------
Net asset value, end of period                                       $1.00
----------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                       1.29%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                              .25%
----------------------------------------------------------------------------
Net investment income                                                4.75%
----------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)(A):
Expenses                                                              .28%
----------------------------------------------------------------------------
Net investment income                                                4.72%
----------------------------------------------------------------------------


                                                              January 22, to
          MONEY MARKET PORTFOLIO -- RETAIL SHARES             April 30, 1999
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                   1.00
----------------------------------------------------------------------------
Net investment income                                                  .01
----------------------------------------------------------------------------
Less dividends declared                                                .01
----------------------------------------------------------------------------
Net asset value, end of period                                        1.00
----------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                        1.18
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                              .67%
----------------------------------------------------------------------------
Net investment income                                                4.38%
----------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES:
----------------------------------------------------------------------------
Net assets at end of year (in thousands)(b)                     $3,343,860
----------------------------------------------------------------------------

NOTES:

(a) Scudder Kemper has agreed to temporarily waive certain operating expenses of the Institutional Share class. The Other Ratios to Average Net Assets are computed without this expense waiver.

(b) Includes net assets of the Institutional, Premier, Retail, and Service Share classes.

TAX INFORMATION

All of the dividends from the Money Market Portfolio are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Portfolio to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held. Cash Account Trust shareholders in the Money Market Portfolio were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. and approval to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The second proposal (Proposal #2) did not receive sufficient votes to approve the proposed changes and the meeting was adjourned. When the meeting reconvened on January 25, 1999, Proposal #2 did not pass. The following are the results.

1.) APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND
    SCUDDER KEMPER INVESTMENTS, INC. THIS ITEM WAS APPROVED.

           FOR         AGAINST      ABSTAIN
      ---------------------------------------
      1,639,197,099   14,891,846   24,678,225

2.) TO MODIFY OR ELIMINATE CERTAIN POLICIES AND TO ELIMINATE THE SHAREHOLDER
    APPROVAL REQUIREMENT AS TO CERTAIN OTHER MATTERS. THERE WAS AN INSUFFICIENT NUMBER OF VOTES FOR EACH ITEM. THESE ITEMS WERE NOT APPROVED.

           FOR         AGAINST      ABSTAIN
      ---------------------------------------
      INVESTMENT OBJECTIVES
      334,232,699     49,044,975   37,008,770

      INVESTMENT POLICIES
      335,165,425     48,112,248   37,008,770

      DIVERSIFICATION
      335,742,351     47,535,323   37,008,770

      BORROWING
      334,487,196     48,790,478   37,008,770

      SENIOR SECURITIES
      336,175,285     47,102,388   37,008,770

      CONCENTRATION
      335,979,304     47,298,369   37,008,770

      UNDERWRITING OF SECURITIES
      336,310,954     46,966,719   37,008,770

      INVESTMENT IN REAL ESTATE
      335,367,643     47,910,030   37,008,770

      PURCHASE OF COMMODITIES
      334,690,582     48,587,093   37,008,770

      LENDING
      335,197,685     48,079,989   37,008,770

      MARGIN PURCHASES AND SHORT SALES
      332,283,052     50,994,622   37,008,770

      PURCHASES OF SECURITIES OF RELATED
        ISSUERS
      335,123,497     48,154,176   37,008,770

      PLEDGING OF ASSETS
      333,557,071     49,720,603   37,008,770

      RESTRICTED AND ILLIQUID SECURITIES
      332,570,816     50,706,857   37,008,770

      PURCHASES OF SECURITIES
      335,135,444     48,142,230   37,008,770

      PURCHASES OF PUTS AND CALLS
      333,431,910     49,845,764   37,008,770

      INVESTMENT FOR THE PURPOSE OF EXERCISING
      CONTROL OR MANAGEMENT
      334,371,008     48,906,666   37,008,770

      INVESTMENT IN MINERAL EXPLORATION
      331,434,890     51,842,783   37,008,770

      INVESTMENT IN ISSUERS WITH SHORT HISTORIES
      333,299,714     49,977,959   37,008,770

                                                                              15
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

           FOR         AGAINST      ABSTAIN
      ---------------------------------------
      INVESTMENT IN OTHER INVESTMENT COMPANIES
      334,566,216     48,711,458   37,008,770

      INVESTMENT IN NON-US GOVERNMENT SECURITIES
      334,387,390     48,890,283   37,008,770

      INVESTMENT OTHER THAN IN ACCORDANCE WITH
      OBJECTIVE AND POLICIES
      331,631,829     51,645,845   37,008,770

      INVESTMENT IN MUNICIPAL SECURITIES
      336,109,140     47,168,534   37,008,770

                                                                   [KEMPER LOGO]

[KEMPER LOGO]

       Kemper Distributors, Inc.
       222 South Riverside Plaza
       Chicago, IL 60606
       www.kemper.com
                                           Annual Report
                                           For the Period Ended
                                           April 30, 1999

                                                                    Retail Money
                                                                   Market Shares

                                                             Institutional Money
                                                                   Market Shares

[RECYCLE LOGO]
Printed on recycled paper.
KMM-2 1078930  (6/21/99)